Note 1. Organization and Description of Business	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes
Note 1. Organization and Description of Business

Note 1. Organization and Description of Business

The Company is not currently engaged in any business operations. It is, however, in the process of attempting to identify, locate, and if warranted, acquire new commercial opportunities.

Note 1. Organization and Description of Business

The Company is not currently engaged in any business operations. It is, however, in the process of attempting to identify, locate, and if warranted, acquire new commercial opportunities.